CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		$ 1,406	$ 867
Financial assets		740	698
Accounts receivable and other		2,204	1,925
Inventory		400	221
Assets classified as held for sale		146	0
Current assets		4,896	3,711
Property, plant and equipment		38,655	31,584
Intangible assets		14,214	11,767
Investments in associates and joint ventures		4,725	5,528
Investment properties		655	518
Goodwill		8,979	6,634
Financial assets		536	709
Other assets		1,141	756
Deferred income tax asset		160	124
Total assets		73,961	61,331
Liabilities
Accounts payable and other		4,019	3,277
Corporate borrowings		431	0
Non-recourse borrowings		2,701	1,551
Financial liabilities		1,510	696
Current liabilities		8,661	5,524
Corporate borrowings		2,288	3,158
Non-recourse borrowings		23,833	18,469
Financial liabilities		1,730	2,678
Other liabilities		5,027	5,197
Deferred income tax liability		6,011	4,612
Preferred shares		20	20
Total liabilities		47,570	39,658
Partnership capital
Limited partners		5,702	4,233
General partner		31	19
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		2,408	1,687
BIPC exchangeable shares		1,369	638
Exchangeable units	[1]	85	12
Interest of others in operating subsidiaries		15,658	13,954
Preferred unitholders		1,138	1,130
Total partnership capital		26,391	21,673
Total liabilities and partnership capital		$ 73,961	$ 61,331

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.